Income Taxes (Details Textual)	8 Months Ended
Dec. 31, 2015 USD ($)
U.S. Federal And State Net Operating Loss Carryovers Available To Offset Future Taxable Income	$ 1,092,043
Net Operating Losses Carryforward Expiration Year	2036
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 496,880